SCHEDULE OF OUTSTANDING WARRANT (Details) (Parenthetical) - USD ($)						5 Months Ended	12 Months Ended
	May 12, 2023	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Feb. 06, 2023	Dec. 09, 2022	Sep. 30, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 31, 2022	Jul. 02, 2022	Jul. 01, 2022	Jun. 30, 2022	Nov. 05, 2021	Sep. 24, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	210,085		4,608	78,751	78,751						549,987,000,000		19,447				19,447		3,008	1,504
Warrants cancelled							7,782		7,310
Warrants, exercise price	$ 3.64					$ 3.64	$ 16.80				$ 16.80		$ 170.04				$ 170.04		$ 1,831.20	$ 1,831.20
Warrants expiration date				Jun. 30, 2026	Jun. 30, 2026								Aug. 08, 2027			Jun. 29, 2027	Jun. 29, 2027		Sep. 23, 2026	Sep. 23, 2026
Warrants outstanding											549,987
Fair value adjustment of warrants								$ 11,565,472
Warrant term			3 years	5 years	5 years						5 years
Warrant expiration date					Jun. 30, 2026
Shares amended				150,000,000	150,000,000	250,000,000	250,000,000	150,000,000				250,000,000
2022 Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price														$ 170.04	$ 187.20			$ 170.04
Twenty Twenty Two Notes And Two Thousand Twenty One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price	$ 0.125
December Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price													$ 24.07				$ 24.07
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price			$ 2,402.40
Fair value adjustment of warrants			$ 11,600,000
Grant date fair value of warrants price per share			$ 3,477.60
Subscription Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		2,083
Subscription Arrangement [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants		$ 56,590
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding				41,666	41,666
Private Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Remaining of cashless warrant shares				29,303	21,993
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	3,727,813									318,451	549,987
Warrants, exercise price	$ 0.125										$ 16.80
Warrants expiration date											Dec. 09, 2027
Warrants outstanding											59,523
Shares amended	166,667
Series A One Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Nov. 12, 2024
Series A Two Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	May 10, 2028
Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	May 12, 2028
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	1,451,876
Warrants, exercise price						$ 0.0001
Warrants outstanding						222,072
Warrants exercised	885,000					344,804
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price		$ 2,400.00		$ 2,400.00	$ 2,400.00	$ 2,402.40	$ 2,402.40
Minimum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price	$ 3.64									$ 8.58
Warrants expiration date										Feb. 02, 2028
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price		$ 2,760.00		$ 2,760.00	$ 2,760.00
Maximum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price	$ 4.86									$ 12.60
Warrants expiration date										Aug. 07, 2028